SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Segmented Information [Abstract]
Disclosure of operating segments [text block]
Substantially all sales in the France, Netherlands, and Ireland operating segments for the years ended December 31, 2017 and 2016 were to one customer in each respective segment.

	Year Ended December 31, 2017
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	United States	Corporate	Total
Total assets	1,542,193	831,783	203,929	295,026	667,068	236,677	73,867	124,422	3,974,965
Drilling and development	148,667	71,087	15,107	6,165	551	29,942	19,074	—	290,593
Exploration and evaluation	—	2,294	16,468	3,366	—	—	—	7,728	29,856
Oil and gas sales to external customers	330,903	268,103	108,060	68,696	153,330	154,391	15,355	—	1,098,838
Royalties	(33,258)	(28,565)	(1,722)	(6,655)	—	—	(4,276)	—	(74,476)
Revenue from external customers	297,645	239,538	106,338	62,041	153,330	154,391	11,079	—	1,024,362
Transportation	(17,368)	(14,627)	—	(6,207)	(5,205)	—	(41)	—	(43,448)
Operating	(80,444)	(51,002)	(21,212)	(20,176)	(17,596)	(50,139)	(1,698)	—	(242,267)
General and administration	(9,604)	(13,585)	(2,212)	(7,767)	(2,320)	(8,194)	(4,341)	(6,350)	(54,373)
PRRT	—	—	—	—	—	(19,819)	—	—	(19,819)
Corporate income taxes	—	(10,556)	3,331	—	—	(4,536)	—	(527)	(12,288)
Interest expense	—	—	—	—	—	—	—	(57,313)	(57,313)
Realized gain on derivative instruments	—	—	—	—	—	—	—	4,721	4,721
Realized foreign exchange gain	—	—	—	—	—	—	—	2,316	2,316
Realized other income	—	—	—	—	—	—	—	674	674
Fund flows from operations	190,229	149,768	86,245	27,891	128,209	71,703	4,999	(56,479)	602,565

	Year Ended December 31, 2016
($M)	Canada	France	Netherlands	Germany	Ireland	Australia	United States	Corporate	Total
Total assets	1,522,243	835,141	220,350	292,885	756,893	267,183	61,195	131,294	4,087,184
Drilling and development	62,706	68,472	23,740	3,803	9,375	59,910	13,539	—	241,545
Exploration and evaluation	—	—	—	—	—	—	—	863	863
Oil and gas sales to external customers	252,867	246,863	100,707	29,049	109,156	136,835	7,314	—	882,791
Royalties	(21,475)	(27,091)	(1,462)	(2,089)	—	—	(2,167)	—	(54,284)
Revenue from external customers	231,392	219,772	99,245	26,960	109,156	136,835	5,147	—	828,507
Transportation	(15,392)	(14,758)	—	(2,869)	(6,492)	—	—	—	(39,511)
Operating	(71,543)	(50,000)	(20,796)	(12,379)	(18,646)	(47,507)	(1,314)	—	(222,185)
General and administration	(11,826)	(19,101)	(1,525)	(8,314)	(4,772)	(6,400)	(3,624)	2,733	(52,829)
PRRT	—	—	—	—	—	(1,568)	—	—	(1,568)
Corporate income taxes	—	(2,867)	(6,624)	—	—	(7,522)	—	(1,097)	(18,110)
Interest expense	—	—	—	—	—	—	—	(56,957)	(56,957)
Realized gain on derivative instruments	—	—	—	—	—	—	—	65,376	65,376
Realized foreign exchange gain	—	—	—	—	—	—	—	4,041	4,041
Realized other income	—	3,822	—	—	—	—	—	205	4,027
Fund flows from operations	132,631	136,868	70,300	3,398	79,246	73,838	209	14,301	510,791

Reconciliation of fund flows from operations to net earnings (loss):

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Fund flows from operations	602,565	510,791
Accretion	(26,971)	(24,783)
Depletion and depreciation	(491,683)	(528,002)
Impairment	—	(14,762)
Gain on business combination	—	22,001
Unrealized loss on derivative instruments	(1,062)	(137,993)
Equity based compensation	(61,579)	(69,235)
Unrealized foreign exchange gain (loss)	71,742	(792)
Unrealized other expense	(637)	(131)
Deferred tax	(30,117)	82,855
Net earnings (loss)	62,258	(160,051)